Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 HKD ($)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowances for doubtful accounts	$ 693,639	$ 511,037
Impairment loss		261,574	$ 76,425
Amounts of revenue recognized	$ 1,598,737	620,332
Description of value added tax	the Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively. Distance Learning and Digital Information are both considered VAT general taxpayers since June 2015
Operating lease assets and liability					$ 47,000
Cash	$ 4,074,439	18,890,933
Cash deposits	$ 7,979,576	4,930,406
Concentration risk, supplier	For the years ended March 31, 2021, 2020 and 2019, no suppliers accounted for more than 10% of total purchases.
B2B2C services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 1,920,000	540,000
Third party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Rate of interest on loan	6.00%
Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 200,000
HKD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash				$ 500,000
Cash deposits	$ 64,312
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest	20.00%			20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest	50.00%			50.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk customer percentage	10.00%		16.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk customer percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk customer percentage		15.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk customer percentage		11.00%
3 months and less than 12 months [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 449,343	$ 294,343
12 months [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 216,039	$ 108